AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 30, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   __X__
                               (File No. 33-42101)
                         Post-Effective Amendment No. 23

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940             __X__
                              (File No. 811-06373)
                         Post-Effective Amendment No. 24

                             SIT MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

              4600 Wells Fargo Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               Kelly Boston, Esq.
                                Sit Mutual Funds
                             4600 Wells Fargo Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                              Dorsey & Whitney LLP
                                   Suite 1500
                              50 South Sixth Street
                           Minneapolis, MN 55402-1498

____   immediately upon filing pursuant to paragraph (b) of rule 485
_XX_   on December 31, 2003 pursuant to paragraph (b) of rule 485
____   60 days after filing pursuant to paragraph (a)(1) of rule 485
____   on (specify date) pursuant to paragraph (a)(1) of rule 485
____   75 days after filing pursuant to paragraph (a)(2) of rule 485
____   on (specify date) pursuant to paragraph (a)(2) of rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about August 4, 2003.

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits

         (a)      Articles of Incorporation
                  (Incorporated by reference to Post-Effective Amendment No. 3 to the Fund's Registration Statement.)

         (b)      Bylaws
                  (Incorporated by reference to Post-Effective Amendment No. 23 to the Fund's Registration Statement.)

         (c)      Instruments Defining Rights of Security Holders
                  Not applicable.

         (d)      Investment Management Agreement
                  (Incorporated by reference to Post-Effective Amendment No. 23 to the Fund's Registration Statement.)

         (e)      Underwriting and Distribution Agreement
                  (Incorporated by reference to Post-Effective Amendment No. 6 to the Fund's Registration Statement.)

         (f)      Bonus or Profit Sharing Contracts
                  Not applicable.

         (g)      Custodian Agreement
                  (Incorporated by reference to Post-Effective Amendment No. 23 to the Fund's Registration Statement.)

         (h.1)    Transfer Agency and Services Agreement
                  (Incorporated by reference to Post-Effective Amendment No. 23 to the Fund's Registration Statement.)

         (h.2)    Accounting Services Agreement
                  (Incorporated by reference to Post-Effective Amendment No. 23 to the Fund's Registration Statement.)

         (i)      Opinions and Consents of Dorsey & Whitney
                  Filed herewith.

         (j)      Consent of KPMG LLP
                  Not applicable.

         (k)      Omitted Financial Statements
                  Not applicable.

         (l)      Letter of Investment Intent

                  (Incorporated by reference to Post-Effective Amendment No. 23 to the Fund's Registration Statement.)

         (m)      Rule 12b-1 Plan
                  Not applicable.

         (n)      Rule 18f-3 Plan
                  Not applicable.

         (o)      Reserved.

         (p)      Codes of Ethics
                  (Incorporated by reference to Post-Effective Amendment No. 18 to the Fund's Registration Statement.)

Item 24. Persons Controlled by or Under Common Control with Registrant

See the section of the Prospectus entitled "Investment Adviser" and the section of the Statement of Additional Information entitled "Investment Adviser."

Item 25. Indemnification

The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to such extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations or releases promulgated thereunder.

The Registrant may indemnify its officers and directors and other "persons" acting in an "official capacity" (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of the Registrant, then such director generally may not be counted for the purpose of determining either the presence of a quorum or such director's eligibility to be indemnified.

In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification:

         (a) has not received indemnification for the same conduct from any other party or organization;
         (b)      acted in good faith;
         (c)      received no improper personal benefit;
         (d) in the case of criminal proceedings, had no reasonable cause to believe the conduct was unlawful;
         (e) reasonably believed that the conduct was in the best interest of a Registrant, or in certain contexts, was not opposed to the best interest of a Registrant; and
         (f) had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, but not limited to, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and (i) of the Investment Company Act of 1940).

If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to the Registrant, to payment or reimbursement by the Registrant of reasonable expenses, including attorneys' fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by the Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in
Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have not been satisfied, and
(b) after a determination that the facts then known to those making the determination would not preclude indemnification under Section 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, each Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by a Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant undertakes to comply with the indemnification requirements of Investment Company Release 7221 (June 9, 1972) and Investment Company Release 11330 (September 2, 1980).

Item 26. Business and other Connections of Investment Adviser

Sit Investment Associates, Inc. (the "Adviser"), serves as the investment adviser. Below is a list of the officers and directors of the Adviser their business/employment during the past two years.



     Name                       Business and Employment During Past Two Years; Principal Business Address
     ----                       -------------------------------------------------------------------------
     Eugene C. Sit              Chairman, CEO, and CIO of the Adviser; Director of SIA Securities Corp.
                                (the "Distributor"); Chairman of the Board of Directors of all Sit Mutual Funds

     Peter L. Mitchelson        President and Senior Investment Officer; Director and Executive Vice President
                                of the Sub-Adviser; Senior Portfolio Manager of the Sit Large Cap Growth Fund;
                                Vice Chairman of all Sit Mutual Funds

     Roger J. Sit               Executive Vice President - Research & Investment Management of the Adviser

     Frederick Adler            Director of the Adviser; Of Counsel, Fulbright & Jaworski
                                666 5th Avenue, New York, NY 10103

     Norman Bud Grossman        Director of the Adviser; President, Cogel Management;
                                4670 Wells Fargo Center, Minneapolis MN 55402


     William E. Frenzel         Director of the Adviser; Director of Sit Mutual Funds; Senior Visiting
                                Scholar at the Brookings Institution
                                1775 Massachusetts Avenue N.W., Washington, D.C. 20036

     Michael C. Brilley         Senior Vice President and Senior Fixed Income Officer of the Adviser;
                                Senior Vice President of Sit U.S. Government Securities Fund, Inc., Sit Money Market Fund, Inc.,
                                and Sit Mutual Funds II, Inc. and Sit Balanced Fund

     Debra A. Sit               Vice President - Bond Investments of the Adviser; Vice President - Investments of
                                Sit U.S. Government Securities Fund, Inc., Sit Money Market Fund, Inc., and
                                Sit Mutual Funds II, Inc.

     Ronald D. Sit              Vice President - Research and Investment Management of the Adviser

     Erik S. Anderson           Vice President - Research and Investment Management of the Adviser

     Kent L. Johnson            Vice President - Research and Investment Management of the Adviser

     Robert W. Sit              Vice President - Research and Investment Management of the Adviser

     Jon A. Loth                Vice President - Research and Investment Management of the Adviser

     Paul E. Rasmussen          Vice President, Secretary and Controller and Chief Compliance Officer of the Adviser and the
                                Sub-Adviser; Vice President and Treasurer of all Sit Mutual Funds

     David A. Brown             Vice President - Client Relations Marketing of the Adviser

     Carla J. Rose              Vice President - Administration & Deputy Controller of the Adviser

     Debra K. Beaudet           Vice President - Staff Operations of the Adviser



Item 27. Principal Underwriters

The Distributor for the Registrant is SIA Securities Corp., 4600 Wells Fargo Center, Minneapolis, MN 55402, an affiliate of the Adviser. The Distributor distributes only shares of the Sit Mutual Funds, including the Registrant.

Below is a list of the officers and directors of the Distributor and their business/employment during the past two years:


         Name                      Business and Employment During Past Two Years; Principal Business Address
         ----                      -------------------------------------------------------------------------

         Eugene C. Sit             Chairman, CEO and CIO of the Adviser; Chairman, Director of the Distributor;
                                   Chairman of the Board of Directors of all Sit Mutual Funds

         Peter L. Mitchelson       President and Senior Investment Officer, Director of the Adviser; Senior Portfolio
                                   Manager of the Sit Large Cap Growth Fund; Director of the Distributor;
                                   Vice Chairman of all Sit Mutual Funds

         Paul E. Rasmussen         Vice President, Secretary, Controller and Chief Compliance Officer for the Adviser;
                                   President and Treasurer  of the Distributor; Vice President & Treasurer of all Sit Mutual Funds


Item 28. Location of Accounts and Records

The Custodian for the Registrant is The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675. The Transfer Agent for the Registrant is PFPC, Inc., 4400 Computer Drive, Westboro, MA 01581. Other books and records are maintained by the Adviser, which is located at 4600 Wells Fargo Center, Minneapolis, MN 55402.

Item 29. Management Services
           Not applicable.

Item 30. Undertakings
           Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, 30th day of December 2003.


                                      SIT MUTUAL FUNDS, INC.
                                      (Registrant)

                                      By       /s/ Eugene C. Sit
                                         ----------------------------------
                                      Eugene C. Sit, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. All revisions in the enclosed Amendment are stylistic or otherwise, by themselves, would not have necessitated a Rule 485(a) filing. The enclosed Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).



Signature and Title
-------------------


/s/ Eugene C. Sit
------------------------------------------------------      Dated:  December 30, 2003
Eugene C. Sit, Chairman
(Principal Executive Officer and Director)


/s/ Paul E. Rasmussen
------------------------------------------------------      Dated:  December 30, 2003
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

William E. Frenzel, Director*

John E. Hulse, Director*

Sidney L. Jones, Director*

Donald W. Phillips, Director*


*By      /s/ Eugene C. Sit                                  Dated:  December 30, 2003
    --------------------------------------------------
         Eugene C. Sit, Attorney-in-fact
         (Pursuant to Powers of Attorney filed
         previously with the Commission.)


                       REGISTRATION STATEMENT ON FORM N-1A

                                  EXHIBIT INDEX

EXHIBIT NO.     NAME OF EXHIBIT                                         PAGE NO.
-----------     ---------------                                         --------
(i)             Opinion and Consent of Dorsey & Whitney, LLP               C-8